SIGNIFICANT ACCOUNTING POLICIES (Other Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Severance pay:
Severance pay expense		$ 2,614		$ 2,539	$ 2,292
Basic and diluted net income per share:
Anti-dilutive stock options excluded from the calculations of Diluted EPS		0		1,344,673	1,414,812
Advertising expenses:
Advertising expenses		$ 14,777		$ 15,307	$ 14,457
Impairment amount		26,429
Goodwill and Intangible Asset Impairment		71,258		0	$ 0
Goodwill Impairment		$ (44,829)	[1]	$ (44,829)
Lioli Ceramica Pvt Ltd [Member]
Advertising expenses:
Purchased additional shares	9,870,000
Purchased additional share amount	$ 2,500
Lioli Ceramica Pvt Ltd [Member] | Lioli [Member]
Advertising expenses:
Ownership interest, percentage	60.40%

[1]	The Company performs its annual testing of goodwill in the fourth quarter of each year. Between annual testing dates, the Company monitors factors such as its market capitalization, comparable company market multiples and macroeconomic conditions to identify conditions that could impact the Company’s assumptions utilized in the etermination of the estimated fair values of the Company’s reporting unit. As a result of a decrease in the Company’s market capitalization, comparable company market multiples, projected future cash flows and an increase in the Company's weighted average cost of capital due to increases in the risk free rate and applicable risk premiums, the Company determined that a triggering event occurred during the fourth quarter and performed a quantitative goodwill impairment test. As a result, the Company recorded a pre-tax, non-cash goodwill impairment charge of $44,829.